Annual Total Returns [BarChart] - Pioneer Disciplined Growth Fund - A	Dec. 31, 2021
Bar Chart Table:
2011	(0.01%)
2012	14.31%
2013	33.36%
2014	14.00%
2015	3.00%
2016	3.82%
2017	26.26%
2018	(5.69%)
2019	35.57%
2020	34.29%